Mortgage Banking (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Details 1
Balance, beginning of year	$ 318	$ 347	$ 491
Capitalized	289	94	122
Amortization	(134)	(123)	(266)
Balance, end of year	$ 473	$ 318	$ 347